Net Loss Per Share (Details) - shares	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Stock options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares (in shares)	17,384,662	23,376,213